Note 23 - Other liabilities - Post-employment Benefits (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Noncurrent post employment benefits Liability		$ 141,440	$ 131,564
Post-employment benefits | Unfunded
Disclosure of defined benefit plans [line items]
Noncurrent post employment benefits Liability		140,532	129,032
Values at the beginning of the year		129,032	112,532
Interest cost		10,409	14,692
Curtailments and settlements		(960)	(131)
Remeasurements	[1]	5,129	7,506	[2]
Translation differences		(1,650)	(6,865)
Benefits paid from the plan		(7,732)	(8,345)
Other		(1,126)	2,437
Current service cost		7,430	7,206
At the end of the year		140,532	129,032
Post-employment benefits | Funded
Disclosure of defined benefit plans [line items]
Noncurrent post employment benefits Liability		908	2,532
Values at the beginning of the year		91,698	123,234
Interest cost		3,874	5,424
Remeasurements	[3]	41	(182)	[4]
Translation differences		3,885	(5,627)
Benefits paid from the plan		(6,198)	(8,300)
Other	[5]	(78,830)	(23,027)	[6]
Current service cost		182	176
At the end of the year		14,652	91,698
Present value of funded obligations		14,652	91,698
Fair value of plan assets		(18,524)	(102,653)
Asset	[7]	$ (3,872)	$ (10,955)

[1]	For the year 2025 a loss of $0.3 million is attributable to demographic assumptions and a loss of $4.8 million to financial assumptions.For the year 2024 a loss of $1.6 million is attributable to demographic assumptions and a loss of $5.9 million to financial assumptions
[2]	For the year 2024 a loss of $1.6 million is attributable to demographic assumptions and a loss of $5.9 million to financial assumptions
[3]	For the year 2025 a loss of $0.7 million is attributable to demographic assumptions and a loss of $0.6 million to financial assumptions.For the year 2024 a loss of $0.1 million is attributable to demographic assumptions and a loss of $0.1 million to financial assumptions.
[4]	For the year 2024 a loss of $0.1 million is attributable to demographic assumptions and a loss of $0.1 million to financial assumptions.
[5]	For the year 2025, includes mainly pension plan terminations in the United States and Canada.For the year 2024, includes mainly pension plan terminations in Canada.
[6]	For the year 2024, includes mainly pension plan terminations in Canada.
[7]	In 2025 and 2024, $4.8 million and $13.5 million corresponding to plans with surplus balances that were reclassified to other receivables-non current respectively, consequently the net post-employment benefits funded exposed as liabilities amounted to $0.9 million and $2.5 million respectively.